EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2018
Statements Line Items
EMPLOYEE BENEFITS [Text Block]

15.EMPLOYEE BENEFITS

Total employee benefit expenses, including salary and wages, management compensation, share-based expense and benefits for the year ended December 31, 2018 amounted to $3,275,011 (2017 - $3,448,877; 2016 - $3,800,497).